Shareholder Report, Average Annual Return (Details) 74200167000_Putnam Short Term Investment Fund_Class G_TSR Annual {Class G}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class G
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
Average Annual Return, Percent	4.05%	3.84%	2.54%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	3.94%	3.61%	2.39%